17. Basic and Diluted Loss per Share (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Details
Profit (loss), attributable to owners of parent	$ 6,850,918	$ 15,462,945	$ 9,446,454
Diluted weighted-average number of shares outstanding	20,238,794	18,033,851	15,884,041